COMMITMENTS AND CONTINGENCIES - Employment Agreement (Details) - Employment Agreement - USD ($)			1 Months Ended
	Dec. 15, 2025	Sep. 28, 2025	Oct. 31, 2025	Mar. 31, 2026
CEO and President
COMMITMENTS AND CONTINGENCIES
Annual salary		$ 400,000
One-time cash bonus			$ 175,000
Exercise price per share of options granted	$ 2.52
Performance bonus, percentage				5.00%
Potential payment upon termination without cause				$ 400,000
CEO and President | Quarterly vesting
COMMITMENTS AND CONTINGENCIES
Fair value of options granted	$ 200,000
Vesting period	1 year
CFO
COMMITMENTS AND CONTINGENCIES
Annual salary		$ 400,000
One-time cash bonus			$ 150,000
Exercise price per share of options granted	$ 2.52
Performance bonus, percentage				5.00%
Potential payment upon termination without cause				$ 400,000
CFO | Quarterly vesting
COMMITMENTS AND CONTINGENCIES
Fair value of options granted	$ 200,000
Vesting period	1 year